Intangible Assets - Composition and Movements in Net Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 16,034	€ 16,856
Additions	1,111	2,727
Amortization	(2,735)	(3,248)	€ (3,298)
Disposals	(33)	(500)
Impairments	(108)
Transfers and others	(1,255)	291
Translation differences and hyperinflation adjustments	(1,526)	21
Exclusion of companies		(113)
Ending balance	11,488	16,034	16,856
Total additions including additions corresponding to companies held for sale and sold companies	1,266	2,733
Service concession arrangements and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,566	9,995
Additions	32	25
Amortization	(1,001)	(1,227)
Disposals	(33)	(495)
Impairments	(106)
Transfers and others	151	333
Translation differences and hyperinflation adjustments	(1,036)	23
Exclusion of companies		(88)
Ending balance	6,573	8,566	9,995
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,980	2,940
Additions	467	420
Amortization	(1,305)	(1,464)
Disposals	0	(4)
Impairments	(2)
Transfers and others	542	1,113
Translation differences and hyperinflation adjustments	(302)	(6)
Exclusion of companies		(19)
Ending balance	2,380	2,980	2,940
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,666	2,138
Additions	6	0
Amortization	(372)	(478)
Disposals	0	0
Impairments	0
Transfers and others	(4)	9
Translation differences and hyperinflation adjustments	(58)	(3)
Exclusion of companies		0
Ending balance	1,238	1,666	2,138
Trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	640	690
Additions	0	0
Amortization	(51)	(58)
Disposals	0	0
Impairments	0
Transfers and others	(2)	0
Translation differences and hyperinflation adjustments	(75)	8
Exclusion of companies		0
Ending balance	512	640	690
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	52	77
Additions	11	15
Amortization	(6)	(21)
Disposals	0	0
Impairments	0
Transfers and others	(2)	(18)
Translation differences and hyperinflation adjustments	(4)	(1)
Exclusion of companies		0
Ending balance	51	52	77
Intangible assets in process
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,130	1,016
Additions	595	2,267
Amortization	0	0
Disposals	0	(1)
Impairments	0
Transfers and others	(1,940)	(1,146)
Translation differences and hyperinflation adjustments	(51)	0
Exclusion of companies		(6)
Ending balance	€ 734	€ 2,130	€ 1,016